Document and Entity Information	Dec. 22, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001373670
Document Type	8-K
Document Period End Date	Dec. 22, 2020
Entity Registrant Name	Green Brick Partners, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33530
Entity Tax Identification Number	20-5952523
Entity Address, Address Line One	2805 Dallas Pkwy
Entity Address, Address Line Two	Ste 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	(469)
Local Phone Number	573-6755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false